Expense Example, No Redemption {- Franklin Global Allocation Fund} - Franklin Global Allocation Fund-01 - Franklin Global Allocation Fund - Class C	Feb. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 173
3 Years	536
5 Years	923
10 Years	$ 2,009